Stock Options (Narrative) (Details)	12 Months Ended
	Aug. 31, 2017 USD ($) yr $ / shares shares	Aug. 31, 2016 USD ($) mo $ / shares shares
Stock Options 1		3,850,000
Stock Options 2 | shares		1,567,500
Stock Options 3		1,347,500
Stock Options 4		110,000
Stock Options 5		110,000
Stock Options 6 | mo		12
Stock Options 7 | $ / shares		$ 0.10
Stock Options 8 | shares		275,000
Stock Options 9		$ 0.09
Stock Options 10 | shares		550,000
Stock Options 11		$ 0.09
Stock Options 12 | shares		110,000
Stock Options 13		$ 0.17
Stock Options 14		300,000
Stock Options 15 | $ / shares		$ 0.11
Stock Options 16 | shares		325,000
Stock Options 17		$ 0.14
Stock Options 18		122,015
Stock Options 19		256,051
Stock Options 20		83,865
Stock Options 21		$ 200,734
Stock Options 1	3,850,000
Stock Options 2 | shares	250,000
Stock Options 3 | $ / shares	$ 0.14
Stock Options 4 | shares	200,000
Stock Options 5 | $ / shares	$ 0.37
Stock Options 6 | shares	300,000
Stock Options 7	100,000
Stock Options 8 | yr	3
Stock Options 9	$ 0.295
Stock Options 10 | shares	100,000
Stock Options 11	$ 0.295
Stock Options 12	113,044
Stock Options 13	93,969
Stock Options 14	19,075
Stock Options 15	92,270
Stock Options 16	$ 29,745
Stock Options 17 | shares	110,000
Stock Options 18	$ 0.17
Stock Options 19	300,000
Stock Options 20 | $ / shares	$ 0.11
Stock Options 21 | shares	325,000
Stock Options 22	$ 0.14